Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Receivables from franchisees	$ 45,427	$ 63,618
Debit and credit card receivables	38,388	43,741
Meal voucher receivables	4,857	13,017
Notes receivable	6,163	1,928
Allowance for doubtful accounts	(586)	(22,442)
Accounts and notes receivable, net	$ 94,249	$ 99,862